Submission	Oct. 07, 2025
Submission [Line Items]
Central Index Key	0001263364
Registrant Name	IDAHO COPPER CORPORATION
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A